Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of geographical areas [line items]
Sales		$ 264,972	$ 302,922	$ 479,437	$ 610,166
Percentage of revenue derived from mineral stream interests located in geographic area		100.00%	100.00%	100.00%	100.00%
Mineral stream interest		$ 5,691,166	$ 5,841,478	$ 5,691,166	$ 5,841,478
Canada [member]
Disclosure of geographical areas [line items]
Sales		$ 14,982	$ 37,327	$ 33,555	$ 80,381
Percentage of revenue derived from mineral stream interests located in geographic area		6.00%	12.00%	7.00%	13.00%
Mineral stream interest		$ 1,089,191	$ 1,009,043	$ 1,089,191	$ 1,009,043
United States [member]
Disclosure of geographical areas [line items]
Sales		$ 9,235	$ 12,120	$ 17,958	$ 26,572
Percentage of revenue derived from mineral stream interests located in geographic area		3.00%	4.00%	4.00%	4.00%
Mineral stream interest		$ 438,330	$ 447,951	$ 438,330	$ 447,951
Mexico [member]
Disclosure of geographical areas [line items]
Sales		$ 73,342	$ 71,256	$ 130,980	$ 148,114
Percentage of revenue derived from mineral stream interests located in geographic area		28.00%	24.00%	28.00%	24.00%
Mineral stream interest		$ 554,957	$ 602,907	$ 554,957	$ 602,907
Greece [member]
Disclosure of geographical areas [line items]
Sales			$ (62)		$ 3,291
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	1.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales		$ 7,499	$ 6,230	$ 16,044	$ 14,686
Percentage of revenue derived from mineral stream interests located in geographic area		3.00%	2.00%	3.00%	2.00%
Mineral stream interest		$ 18,050	$ 18,578	$ 18,050	$ 18,578
Sweden [member]
Disclosure of geographical areas [line items]
Sales		$ 8,755	$ 13,679	$ 20,709	$ 22,668
Percentage of revenue derived from mineral stream interests located in geographic area		3.00%	5.00%	4.00%	4.00%
Mineral stream interest		$ 28,202	$ 30,086	$ 28,202	$ 30,086
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	[1]	0.00%	0.00%	0.00%	0.00%
Mineral stream interest	[1]	$ 253,514	$ 253,514	$ 253,514	$ 253,514
Argentina [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 10,889	$ 10,889	$ 10,889	$ 10,889
Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 56,537	$ 56,529	$ 56,537	$ 56,529
Brazil [member]
Disclosure of geographical areas [line items]
Sales		$ 91,351	$ 90,842	$ 159,824	$ 170,407
Percentage of revenue derived from mineral stream interests located in geographic area		35.00%	30.00%	34.00%	29.00%
Mineral stream interest		$ 2,356,170	$ 2,407,578	$ 2,356,170	$ 2,407,578
Peru [member]
Disclosure of geographical areas [line items]
Sales		$ 58,713	$ 69,821	$ 98,187	$ 141,394
Percentage of revenue derived from mineral stream interests located in geographic area		22.00%	22.00%	20.00%	23.00%
Mineral stream interest		$ 809,745	$ 953,037	$ 809,745	$ 953,037
Ecuador [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 26,233	$ 700	$ 26,233	$ 700
Colombia [member]
Disclosure of geographical areas [line items]
Sales		$ 1,095	$ 1,709	$ 2,180	$ 2,653
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	1.00%	0.00%	0.00%
Mineral stream interest		$ 49,348	$ 50,666	$ 49,348	$ 50,666
Gold interests [member]
Disclosure of geographical areas [line items]
Sales		149,511	157,842	268,708	303,517
Mineral stream interest		3,621,700	3,599,570	3,621,700	3,599,570	$ 3,628,121
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		689,882	613,681	689,882	613,681
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		213,664	217,530	213,664	217,530
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		150,152	161,349	150,152	161,349
Gold interests [member] | Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest		56,537	56,529	56,537	56,529
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest		2,356,170	2,407,578	2,356,170	2,407,578
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		90,470	98,931	90,470	98,931
Gold interests [member] | Ecuador [member]
Disclosure of geographical areas [line items]
Mineral stream interest		22,492	514	22,492	514
Gold interests [member] | Colombia [member]
Disclosure of geographical areas [line items]
Mineral stream interest		42,333	43,458	42,333	43,458
Silver interests [member]
Disclosure of geographical areas [line items]
Sales		107,081	130,228	192,758	264,560
Mineral stream interest		1,481,724	1,644,741	1,481,724	1,644,741	1,485,085
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		35,666	28,050	35,666	28,050
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		567	566	567	566
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		404,805	441,558	404,805	441,558
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest		18,050	18,578	18,050	18,578
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest		28,202	30,086	28,202	30,086
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	[1]	253,514	253,514	253,514	253,514
Silver interests [member] | Argentina [member]
Disclosure of geographical areas [line items]
Mineral stream interest		10,889	10,889	10,889	10,889
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		719,275	854,106	719,275	854,106
Silver interests [member] | Ecuador [member]
Disclosure of geographical areas [line items]
Mineral stream interest		3,741	186	3,741	186
Silver interests [member] | Colombia [member]
Disclosure of geographical areas [line items]
Mineral stream interest		7,015	7,208	7,015	7,208
Palladium interest [member]
Disclosure of geographical areas [line items]
Mineral stream interest		224,099	229,855	224,099	229,855
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		224,099	229,855	224,099	229,855
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		354,195	362,460	354,195	362,460	$ 357,573
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		354,195	362,460	354,195	362,460
Platinum Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		9,448	4,852	9,448	4,852
Platinum Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		$ 9,448	$ 4,852	$ 9,448	$ 4,852

[1]	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.